Average Annual Total Returns - SA PineBridge High-Yield Bond Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	8.07%	9.14%	7.01%	7.88%	8.95%	6.84%	7.84%	8.86%	6.73%	6.17%	8.43%	6.62%